Debt - Schedule of Summarized Real Estate Secured Debt (Parenthetical) (Detail) $ in Millions					9 Months Ended			12 Months Ended
		Nov. 16, 2023 CAD ($)	Apr. 15, 2021 CAD ($)	Mar. 17, 2021 USD ($) Property	Sep. 30, 2024 USD ($) Property		Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Property		Mar. 07, 2024 USD ($)	Mar. 31, 2023	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Debt Instrument Carrying Amount					$ 1,183,249,000			$ 1,091,787,168		$ 1,097,447,335
Proceeds from line of credit					$ 659,000,000		$ 105,000,000
Investment, Variable Interest Rate, Type [Extensible Enumeration]					Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
BMO Loan | Oakville III Property
Debt Instrument [Line Items]
Proceeds from line of credit			$ 16.3
2032 Private Placement Notes
Debt Instrument [Line Items]
Senior notes maturity date					Apr. 19, 2032	[1]		Apr. 19, 2032	[2]
Interest Accruing on Notes							5.28%				5.28%
Interest rate					5.28%	[1]		5.28%	[2]
Debt Instrument Carrying Amount					$ 150,000,000	[1]		$ 150,000,000	[1],[2]			$ 150,000,000	[2]
2028 Canadian Term Loan
Debt Instrument [Line Items]
Senior notes maturity date		Dec. 01, 2028			Dec. 01, 2028	[3],[4]		Dec. 01, 2028	[4]
Interest rate		6.41%			6.41%	[3],[4]		6.41%	[4]
Debt Instrument Carrying Amount	[4]				$ 81,378,000	[3]		$ 82,973,000	[3]			0
Proceeds from line of credit		$ 110.0
Term		25 years
KeyBank SST IV CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property				7
Senior notes maturity date				Feb. 01, 2030
Debt Instrument Carrying Amount				$ 40,500,000
2027 NBC Loan
Debt Instrument [Line Items]
Spread on Variable Rate					2.20%
Debt Instrument Variable Rate					0.30%
Investment, Variable Interest Rate, Type [Extensible Enumeration]					CORRA Adjustment [Member]
2027 NBC Loan | CORRA Swap
Debt Instrument [Line Items]
Interest rate					6.42%
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					29			29
Senior notes maturity date					Aug. 01, 2026	[5]		Aug. 01, 2026	[6]
Debt Instrument Carrying Amount					$ 89,702,000	[5]		$ 91,041,968	[5],[6]			92,784,412	[6]
Debt Instrument Variable Rate					3.89%	[5]		3.89%	[6]
Fixed Rate Secured Debt | KeyBank Property Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					5			5
Fixed Rate Secured Debt | Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property								10
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					10
Senior notes maturity date	[7]				Feb. 01, 2029			Feb. 01, 2029
Debt Instrument Carrying Amount	[7]				$ 104,000,000			$ 104,000,000				$ 104,000,000
Debt Instrument Variable Rate	[7]				5.00%			5.00%

[1]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see 2032 Private Placement Notes below.
[2]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.
[3]	On November 16, 2023, we, through eight of our wholly-owned Canadian subsidiaries entered into a term loan (the “2028 Canadian Term Loan”) with affiliates of QuadReal Finance LP, receiving net proceeds of $110.0 million CAD on such date. The 2028 Canadian Term Loan is secured by eight Canadian properties, has a maturity date of December 1, 2028, and carries a fixed interest rate for the term of the loan of 6.41%. The first two years of the Canadian Term Loan are interest only, after which it requires monthly amortizing payments based on a 25-year amortization schedule.
[4]	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.
[5]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[6]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights,Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[7]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.